Financial risk management - Schedule of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest Rate Risk
$ in Thousands, $ in Thousands
	6 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)
USD
Disclosure of Financial Risk Management [Line Items]
Funds invested	$ 49,950		$ 40,569
Rate increase on funds invested	92		73
Rate decrease on funds invested	$ (92)		$ (73)
USD | Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	1.84%	1.84%	1.79%	1.79%
Rate increase	2.02%	2.02%	1.97%	1.97%
Rate decrease	1.66%	1.66%	1.61%	1.61%
USD | Top of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	1.84%	1.84%	1.79%	1.79%
Rate increase	2.02%	2.02%	1.97%	1.97%
Rate decrease	1.66%	1.66%	1.61%	1.61%
AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested		$ 35,466		$ 35,707
Rate increase on funds invested		151		143
Rate decrease on funds invested		$ (151)		$ (143)
AUD | Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	3.85%	3.85%	3.60%	3.60%
Rate increase	4.24%	4.24%	3.96%	3.96%
Rate decrease	3.47%	3.47%	3.24%	3.24%
AUD | Top of Range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	4.88%	4.88%	4.59%	4.59%
Rate increase	5.37%	5.37%	5.05%	5.05%
Rate decrease	4.39%	4.39%	4.13%	4.13%